Asset Retirement Obligations - Summary of Changes in Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations at beginning of period	$ 11,033	$ 7,020	$ 7,020	$ 5,935	$ 4,991
Balance at inception of common control (February 17, 2015)				37
Accretion expense	305	$ 198	407	354	309
Liabilities incurred	2,698		3,723	686	676
Liabilities settled			(5)	(8)
Revisions	(286)		(112)	16	(41)
Asset retirement obligations at end of period	13,751		11,033	7,020	5,935
Less: current portion	90		90	90	90
Asset retirement obligations-long-term	$ 13,661		$ 10,943	$ 6,930	$ 5,845